Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue	$ 1,022,851	$ 437,855	$ 1,022,851	$ 2,123,364	$ 3,997,490	$ 4,796,474	$ 4,299,717
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue						1,914,647	2,256,546
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue						1,417,094	1,926,135
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue						1,457,161	90,433
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue						7,572	26,453
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue							$ 150